Inventories	12 Months Ended
Sep. 30, 2025
Schedule Of Inventories
Inventories

6.	Inventories

a.	Total inventories on hand as at September 30, 2025 and September 30, 2024 are as follows:

	September 30, 2025	September 30, 2024
Raw materials	11,348	8,433
Semi-finished	—	324
Finished goods	1,103	941
	12,451	9,698

b.	During the year ended September 30, 2025, the provision for slow moving and obsolete inventories amounted to $218 (September 30, 2024: $225), which was also included in direct manufacturing costs.

c.	During the year ended September 30, 2025, material amounting to $41,390 (September 30, 2024: $29,250) was expensed through direct manufacturing costs.